UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	October 31, 2000

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 109,058



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      438     9201 SH       SOLE                     9201
American Express               COM              025816109     4886    80435 SH       SOLE                    80435
American Home Products         COM              026609107      283     5000 SH       SOLE                     5000
American Int'l Group           COM              026874107      502     5242 SH       SOLE                     5242
Ariba                          COM              04033V104     1203     8395 SH       SOLE                     8395
BP Amoco                       COM              055622104     2551    48134 SH       SOLE                    48134
BellSouth                      COM              079860102      318     7901 SH       SOLE                     7901
Bristol Myers Squibb           COM              110122108     3879    67906 SH       SOLE                    67906
Charles Schwab Corp            COM              808513105     3270    92112 SH       SOLE                    92112
Checkfree Corp New             COM              162813109      278     6625 SH       SOLE                     6625
Chevron                        COM              166751107      429     5030 SH       SOLE                     5030
Cisco                          COM              17275R102     4642    84027 SH       SOLE                    84027
Citigroup                      COM              172967101     4237    78368 SH       SOLE                    78368
Colgate Palmolive              COM              194162103     3220    68227 SH       SOLE                    68227
Deere & Co.                    COM              244199105     2842    85460 SH       SOLE                    85460
Dell Computing Co.             COM              247025109     1944    63100 SH       SOLE                    63100
EMC Corp                       COM              268648102     2126    21449 SH       SOLE                    21449
Enron Corp                     COM              293561106     5934    67725 SH       SOLE                    67725
Estee Lauder                   COM              518439104     3248    88690 SH       SOLE                    88690
Exodus Communications          COM              302088109      821    16620 SH       SOLE                    16620
ExxonMobil                     COM              30231G102     3157    35419 SH       SOLE                    35419
Fedex Corp                     COM              31428X106     2047    46160 SH       SOLE                    46160
Fenwal Controls of Japan Ltd   COM              J1346Y106      127    29000 SH       SOLE                    29000
Ford Motor Co. New             COM              345370860     3279   129528 SH       SOLE                   129528
Freddie Mac                    COM              313400301     2219    41039 SH       SOLE                    41039
Gannett Co., Inc.              COM              364730101     2762    52120 SH       SOLE                    52120
General Electric               COM              369604103     4830    83733 SH       SOLE                    83733
Herman Miller Inc              COM              600544100     1946    60700 SH       SOLE                    60700
Home Depot Inc                 COM              437076102      210     3950 SH       SOLE                     3950
Household Int'l                COM              441815107     3664    64703 SH       SOLE                    64703
IBM                            COM              459200101      239     2121 SH       SOLE                     2121
Intel                          COM              458140100     3730    89746 SH       SOLE                    89746
JDS Uniphase Corp              COM              46612J101      469     4950 SH       SOLE                     4950
Johnson & Johnson              COM              478160104      549     5845 SH       SOLE                     5845
Merck                          COM              589331107     3902    52426 SH       SOLE                    52426
Molex, Inc                     COM              608554101     1741    31975 SH       SOLE                    31975
Oracle Corp.                   COM              68389X105     5255    66735 SH       SOLE                    66735
Pfizer Inc.                    COM              717081103      242     5387 SH       SOLE                     5387
Qwest Communications Int'l     COM              749121109      203     4218 SH       SOLE                     4218
Regent Ventures Ltd.           COM              75890F101        0    10000 SH       SOLE                    10000
Research in Motion Ltd         COM              760975102      207     2100 SH       SOLE                     2100
Royal Dutch                    COM              780257804     1763    29417 SH       SOLE                    29417
SBC Communications             COM              78387G103      299     5983 SH       SOLE                     5983
SEI Investments                COM              784117103      232     3275 SH       SOLE                     3275
Schlumberger                   COM              806857108      720     8750 SH       SOLE                     8750
Staples Inc                    COM              855030102     3061   215759 SH       SOLE                   215759
Texas Instruments Inc          COM              882508104     1872    39670 SH       SOLE                    39670
Time Warner                    COM              887315109     5132    65585 SH       SOLE                    65585
Tyco Int'l Ltd New             COM              902124106      233     4500 SH       SOLE                     4500
Verizon Communications         COM              92343V104      462     9533 SH       SOLE                     9533
Viacom Class B                 COM              925524308     6095   104187 SH       SOLE                   104187
Walmart                        COM              931142103      434     9027 SH       SOLE                     9027
Archstone Comm. Trust          RTS              039581103      251    10200 SH       SOLE                    10200
Janus Fund                                      471023101      243 5319.470 SH       SOLE                 5319.470
Mass Mutual Corporate Investor                  576292106      432 18550.00000SH     SOLE              18550.00000